Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 8,946,200,000	$ 1,424,100,000	$ 72,900,000	$ 13,601,600,000	$ 796,300,000	$ 1,200,000	$ 24,842,300,000
North West Shelf [Member]
Total	249,400,000	101,900,000	16,100,000				367,400,000
Azeri-Chirag-Deepwater Gunashli – PSA [Member]
Total	97,200,000			7,338,900,000	450,000,000		7,886,100,000
Shafag-Asiman – PSA [Member]
Total			2,100,000				2,100,000
Shah Deniz - PSA [Member]
Total	390,800,000			3,222,900,000	600,000		3,614,200,000
CM-477 [Member]
Total			300,000				300,000
BAR-M-346 [Member]
Total			100,000				100,000
Tupinamba [Member]
Total					1,400,000		1,400,000
Newfoundland Exploration [Member]
Total			16,800,000				16,800,000
Terre de Grace [Member]
Total			400,000				400,000
Baltim [Member]
Total	23,100,000						23,100,000
El Qaraa [Member]
Total	14,900,000						14,900,000
North Damietta [Member]
Total	268,300,000						518,300,000
North El Hammad [Member]
Total	50,000,000						50,000,000
Ras El Bar [Member]
Total	15,100,000						15,100,000
Temsah [Member]
Total	7,800,000						7,800,000
UGDC [Member]
Total	2,200,000						2,200,000
West Nile Delta [Member]
Total			2,000,000		$ 94,300,000		96,300,000
Zohr [Member]
Total	87,000,000						87,000,000
North Alexandria/West Mediterranean Deep Water [Member]
Total	212,900,000						212,900,000
KG D6 KG-DWN-98/3 [Member]
Total				126,600,000			126,600,000
Tangguh [Member]
Total	399,900,000			551,200,000			951,100,000
Bir Allah [Member]
Total			700,000				700,000
Block C8 [Member]
Total			700,000				700,000
Khazzan [Member]
Total	708,800,000		1,400,000	$ 2,362,000,000			3,072,300,000
Block St Louis Profond [Member]
Total			300,000				300,000
Block 5B [Member]
Total			2,000,000				2,000,000
Block 25A & Block 25B [Member]
Total			1,000,000				1,000,000
Block NCMA2 [Member]
Total			800,000				800,000
BPTT Blocks [Member]
Total	211,100,000						211,100,000
ADCO Concession (Onshore) [Member]
Total	5,010,800,000		6,200,000				5,017,000,000
Andrew [Member]
Total			400,000				400,000
Clair [Member]
Total			400,000				400,000
Decommissioning [Member]
Total	(22,700,000)		200,000				(22,500,000)
ETAP [Member]
Total			800,000				800,000
Exploration [Member]
Total			300,000				300,000
Foinaven [Member]
Total			2,300,000				2,300,000
Murlach [Member]
Total			500,000				500,000
Non-Operated [Member]
Total	(2,200,000)		700,000				(1,500,000)
Pipelines [Member]
Total			300,000				300,000
Schiehallion [Member]
Total			1,000,000				1,000,000
Seagull [Member]
Total			400,000				400,000
Gulf of America - Central [Member]
Total		1,156,800,000	12,700,000				1,169,500,000
Gulf of America - Western [Member]
Total		36,800,000					36,800,000
Louisiana [Member]
Total	61,800,000	8,300,000	300,000				70,500,000
Texas [Member]
Total	163,000,000	118,800,000	$ 1,700,000				283,500,000
West Virginia [Member]
Total	$ (5,000,000)						(5,000,000)
Alabama [Member]
Total		100,000					100,000
Oklahoma [Member]
Total		500,000					500,000
Wyoming [Member]
Total		$ 900,000					$ 900,000